Inventory	6 Months Ended
Jun. 30, 2025
Inventory [Abstract]
INVENTORY

6. INVENTORY

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Raw materials	3,358	5,166	720
Low value consumables	34	34	5
Finished goods	6,492	7,780	1,087
Less: inventory impairment	(12)	-	-
	9,872	12,980	1,812

There was nil and nil impairment of inventory recognized for the six months ended June 30, 2024 and 2025.